Acquisitions (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Jul. 20, 2018	Mar. 31, 2020	Mar. 31, 2019
Net income		$ (21,285,191)	$ (5,011,036)
Acquisition of United Games, LLC and United League, LLC [Member]
Combined revenue	$ 1,331,542
Net income	$ 26,059
Purchase Agreement [Member]
Common stock issued for acquisition	50,000,000
Purchase Agreement [Member] | Acquisition of United Games, LLC and United League, LLC [Member]
Common stock issued for acquisition	50,000,000